UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21078

Registrant Name: PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2010

Date of Reporting Period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

NEW YORK MUNICIPAL BONDS & NOTES—84.8%
$1,000	Chautauqua Cnty. Industrial Dev. Agcy. Rev., Dunkirk Power Project,
	5.875%, 4/1/42	Baa3/BB+	$1,017,670
2,400	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project,
	6.00%, 11/15/36, Ser. A	NR/NR	1,975,080
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
3,000	5.25%, 10/1/35	A1/A	3,033,720
4,120	5.25%, 10/1/35 (d)	A1/A	4,166,309
3,500	5.50%, 10/1/37	A1/A	3,564,925
500	Long Island Power Auth. Rev., 5.00%, 9/1/34, Ser. A (AMBAC)	A3/A-	506,215
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (AGM)	Aa3/AAA	1,868,463
2,000	5.00%, 11/15/34, Ser. B	NR/AA	2,079,360
8,000	5.25%, 11/15/31, Ser. E	A3/A	8,124,000
7,000	5.35%, 7/1/31, Ser. B	A1/AAA	7,101,850
5,000	5.50%, 11/15/39, Ser. A	NR/AA	5,337,750
2,870	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	2,891,382
2,400	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	2,210,040
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa3/AA	4,061,040
	New York City Health & Hospital Corp. Rev., Ser. A,
1,100	5.375%, 2/15/26	A1/A+	1,118,986
2,000	5.45%, 2/15/26	A1/A+	2,037,280
	New York City Industrial Dev. Agcy. Rev.,
975	Eger Harbor Project, 4.95%, 11/20/32, Ser. A (GNMA)	NR/AA+	987,187
1,415	Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+	1,231,404
1,500	Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)	Aa3/AAA	1,653,255
1,190	Staten Island Univ. Hospital Project, 6.45%, 7/1/32, Ser. C	Ba2/NR	1,120,302
1,500	United Jewish Appeal Federation Project, 5.00%, 7/1/27, Ser. A	Aa1/NR	1,567,470
	Yankee Stadium,
2,750	5.00%, 3/1/31 (FGIC)	Baa3/BBB-	2,751,512
2,400	5.00%, 3/1/36 (NPFGC)	Baa1/A	2,273,112
4,900	7.00%, 3/1/49 (AGC)	Aa3/AAA	5,699,386
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
1,500	5.25%, 6/15/40, Ser. EE	Aa3/AA+	1,596,210
500	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	Aa3/AA+	518,765
	New York City Transitional Finance Auth. Rev.,
9,000	5.00%, 11/1/27, Ser. B	Aa1/AAA	9,284,220
5,000	5.25%, 1/15/39, Ser. S-3	A1/AA-	5,197,250
	New York City Trust for Cultural Res. Rev.,
2,700	Julliard School, 5.00%, 1/1/34, Ser. A	Aa2/AA	2,839,482
6,785	Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)	Aa3/AA-	6,931,963
3,600	Port Auth. of New York & New Jersey Rev.,
	5.00%, 4/15/32, Ser. 125 (AGM)	Aa3/AAA	3,701,628
	State Dormitory Auth. Rev.,
3,000	5.00%, 3/15/38, Ser. A	NR/AAA	3,101,280
1,320	5.25%, 9/1/28 (Radian)	Baa3/NR	1,323,749
7,490	5.50%, 5/15/31, Ser. A (AMBAC)	A1/AA-	8,203,198
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB+	2,421,692
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/NR	2,034,280
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba1/NR	4,920,255
	Memorial Sloan-Kettering Cancer Center,
2,750	5.00%, 7/1/35, Ser. 1	Aa2/AA	2,811,132
2,000	5.00%, 7/1/36, Ser. A1	Aa2/AA	2,050,520

PIMCO New York Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

$2,100	New York Univ., 5.00%, 7/1/38, Ser. A	Aa3/AA-	$2,151,597
1,000	New York Univ. Hospital Center, 5.625%, 7/1/37, Ser. B	Baa2/BB+	981,440
5,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	5,941,143
600	North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A	Baa1/A-	610,884
5,000	Rochester General Hospital, 5.00%, 12/1/35 (Radian)	WR/NR	4,644,500
	Teachers College,
4,270	5.00%, 7/1/32 (NPFGC)	A1/NR	4,322,051
3,000	5.50%, 3/1/39	A1/NR	3,129,660
3,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aa3/NR	3,072,810
5,000	State Environmental Facs. Corp. Rev., 5.125%, 6/15/38, Ser. A	Aa1/AA+	5,316,600
1,000	State Thruway Auth. Rev., 4.75%, 1/1/29, Ser. G (AGM)	Aa3/AAA	1,017,830
6,000	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (d)	NR/AAA	6,216,060
	Triborough Bridge & Tunnel Auth. Rev.,
710	5.00%, 1/1/32, Ser. A (FGIC-TCRS)	Aa2/AA-	724,243
5,000	5.25%, 11/15/34, Ser. A-2 (d)	Aa2/AA-	5,270,850
1,815	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	1,425,102
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)	Aa3/AAA	2,012,060
600	Yonkers Industrial Dev. Agcy. Rev., Sarah Lawrence College Project, 6.00%, 6/1/41, Ser. A	NR/BBB+	610,578

	Total New York Municipal Bonds & Notes (cost—$167,260,756)		172,760,730

OTHER MUNICIPAL BONDS & NOTES—10.0%
	California—0.5%
1,000	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	1,064,540

	Florida—1.0%
1,000	Clearwater Rev., 5.25%, 12/1/39, Ser. A	A2/AA-	1,017,470
1,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	1,008,100

			2,025,570

	Louisiana—0.5%
1,000	Parish of East Baton Rouge Sewer Rev., 5.25%, 2/1/39, Ser. A	A1/AA-	1,041,840

	Puerto Rico—7.5%
4,600	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa3/BBB-	4,717,622
5,675	Children’s Trust Fund Rev., 5.625%, 5/15/43	Baa3/BBB	4,919,544
	Sales Tax Financing Corp. Rev., Ser. A,
14,250	zero coupon, 8/1/54 (AMBAC)	Aa3/AA-	857,280
12,900	zero coupon, 8/1/56	Aa3/AA-	683,829
2,000	5.00%, 8/1/40 (AGM) (d)	Aa3/AAA	2,015,460
1,000	5.50%, 8/1/42	A2/A+	998,440
1,000	5.75%, 8/1/37	A2/A+	1,033,700

			15,225,875

	U. S. Virgin Islands—0.5%
1,000	Public Finance Auth. Rev., 6.00%, 10/1/39	Baa3/NR	1,009,360

	Total Other Municipal Bonds & Notes (cost—$21,421,252)		20,367,185

NEW YORK VARIABLE RATE NOTES (a)(b)(c)—3.0%
	JPMorgan Chase Putters/Drivers Trust Rev.,
5,000	12.251%, 7/1/33, Ser. 3382	Aa1/NR	5,485,700
500	12.926%, 6/15/31, Ser. 3223	NR/AA+	572,040

	Total New York Variable Rate Notes (cost—$5,393,606)		6,057,740

PIMCO New York Municipal Income Fund II Schedule of Investments
February 28, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value	*

SHORT-TERM INVESTMENTS—2.2%

Corporate Notes (e)—2.2%
	Financial Services—2.2%
$4,300	American General Finance Corp., 4.625%, 9/1/10	B2/B	$4,212,495
300	International Lease Finance Corp., 0.472%, 5/24/10, FRN	B1/BB+	296,707

	Total Corporate Notes (cost—$3,972,593)		4,509,202

	Total Investments (cost—$198,048,207)—100.0%		$203,694,857

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $6,057,740, representing 3.0% of total investments.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2010.

(d)

Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on February 28, 2010.
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
Radian—insured by Radian Guaranty, Inc.
TCRS—Temporary Custodian Receipts
WR—Withdrawn Rating

Other Investments:

Open reverse repurchase agreements at February 28, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	0.75%	2/8/10	3/8/10	$3,793,580	$3,792,000
Credit Suisse First Boston	0.55%	2/16/10	3/16/10	266,049	266,000

					$4,058,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended February 28, 2010 was $4,711,982 at a weighted average interest rate of 0.77%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $4,509,202.

The Fund received $154,881 in principal value of U.S. government agency securities as collateral for reverse repurchase agreements outstanding. Collateral received as securities cannot be pledged.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended February 28, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at February 28, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/10

Investments in Securities - Assets
New York Municipal Bonds & Notes	—	$172,760,730	—	$172,760,730
Other Municipal Bonds & Notes	—	20,367,185	—	20,367,185
New York Variable Rate Notes	—	6,057,740	—	6,057,740
Short-Term Investments	—	4,509,202	—	4,509,202

Total Investments	—	$203,694,857	—	$203,694,857

In January of 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time the Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: April 19, 2010